Acquisitions - Summary of Final Purchase Price allocation (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Oct. 01, 2021	Jul. 02, 2021
Business Acquisition [Line Items]
Goodwill	$ 3,679	$ 3,638
Foley Trasimene Acquisition Corp
Business Acquisition [Line Items]
Cash and cash equivalents				$ 460
Receivables				484
Fiduciary assets				1,015
Other current assets				162
Fixed assets				205
Other assets				425
Accounts payable and accrued liabilities				(327)
Fiduciary liabilities				(1,015)
Other current liabilities				(291)
Debt assumed				(2,370)
Deferred tax liabilities				(3)
Other liabilities				(396)
Intangible assets				4,078
Total identifiable net assets				2,427
Goodwill				$ 3,374
Retiree Health Exchange
Business Acquisition [Line Items]
Receivables			$ 1
Other current assets			29
Deferred tax assets			1
Accounts payable and accrued liabilities			(13)
Intangible assets			104
Fair value of net assets acquired and liabilities assumed			122
Goodwill			77
Total consideration			$ 199